Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended																																																																																																																									2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended
	Jul. 31, 2021	Jul. 22, 2021	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2021	Oct. 31, 2021	Nov. 30, 2021	Dec. 31, 2021	Jan. 31, 2022	Feb. 28, 2022	Mar. 31, 2022	Apr. 30, 2022	May 31, 2022	Jun. 30, 2022	Sep. 30, 2025	Jul. 31, 2022	Aug. 31, 2022	Sep. 30, 2022	Oct. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Jan. 31, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025
C000202291
Account Value [Line Items]
Accumulated Value			$ 12,057	$ 11,935	$ 11,783	$ 11,803	$ 11,614	$ 11,679	$ 11,645	$ 11,648	$ 11,401	$ 11,333	$ 11,543	$ 11,421	$ 11,726	$ 11,577	$ 11,415	$ 11,157	$ 11,050	$ 10,875	$ 11,147	$ 11,041	$ 11,206	$ 11,209	$ 10,808	$ 10,321	$ 10,511	$ 10,794	$ 10,878	$ 10,897	$ 10,942	$ 11,052	$ 10,981	$ 10,716	$ 10,985	$ 10,594	$ 10,648	$ 10,237	$ 10,376	$ 10,900	$ 11,193	$ 10,904	$ 11,114	$ 11,057	$ 11,519	$ 11,855	$ 12,029	$ 12,290	$ 12,323	$ 12,308	$ 12,305	$ 12,388		$ 12,410	$ 12,294	$ 12,178	$ 12,162	$ 12,072	$ 12,227	$ 12,384	$ 12,465	$ 12,418	$ 12,282	$ 12,310	$ 12,313	$ 12,374	$ 12,167	$ 12,037	$ 11,903	$ 11,575	$ 11,912	$ 11,718	$ 11,510	$ 11,484	$ 11,484	$ 11,459	$ 11,526	$ 11,258	$ 11,208	$ 11,043	$ 10,866	$ 10,848	$ 10,637	$ 10,633	$ 10,481	$ 10,320	$ 10,271	$ 10,368	$ 10,444	$ 10,385	$ 10,372	$ 10,393	$ 10,315	$ 10,381	$ 10,336	$ 10,446	$ 10,533	$ 10,499	$ 10,529	$ 10,526	$ 10,568	$ 10,479	$ 10,444	$ 10,443	$ 10,366	$ 10,290	$ 10,298	$ 10,223	$ 10,211	$ 10,190	$ 10,403	$ 10,478	$ 10,481	$ 10,503	$ 10,441	$ 10,263	$ 10,274	$ 10,222	$ 10,139	$ 10,067	$ 9,942	$ 9,977	$ 10,009
C000202289
Account Value [Line Items]
Accumulated Value			11,269	11,157	11,017	11,038	10,864	10,927	10,897	10,903	10,673	10,625	10,824	10,712	10,987	10,849	10,700	10,460	10,362	10,201	10,458	10,373	10,517	10,522	10,148	9,693	9,874	10,154	10,235	10,242	10,286	10,392	10,328	10,080	10,335	9,969	10,023	9,638	9,771	10,266	10,556	10,274	10,473	10,422	10,872	11,178	11,344	11,592	11,626	11,615	11,613	11,695		11,717	11,611	11,516	11,491	11,408	11,557	11,707	11,787	11,745	11,630	11,647	11,663	11,724	11,520	11,410	11,285	10,967	11,288	11,106	10,911	10,900	10,902	10,870	10,946	10,684	10,649	10,484	10,329	10,314	10,116	10,114	9,972	9,821	9,777	9,860	9,934	9,880	9,870	9,892	9,820	9,885	9,854	9,950	10,046	10,015	10,035	10,035	10,077	10,004	9,963	9,974	9,893	9,832	9,843	9,772	9,753	9,734	9,940	10,014	10,030	10,044	9,987	9,820	9,833	9,796	9,720	9,653	9,536	9,573	9,606
C000202290
Account Value [Line Items]
Accumulated Value			11,049	10,939	10,802	10,823	10,652	10,713	10,684	10,690	10,465	10,418	10,613	10,503	10,772	10,637	10,491	10,256	10,160	10,001	10,253	10,170	10,312	10,317	9,950	9,504	9,681	9,963	10,049	10,063	10,113	10,225	10,167	9,929	10,187	9,831	9,891	9,526	9,653	10,151	10,434	10,172	10,377	10,332	10,775	11,100	11,272	11,527	11,568	11,552	11,558	11,658		11,677	11,589	11,489	11,483	11,408	11,553	11,711	11,798	11,775	11,655	11,691	11,704	11,773	11,585	11,470	11,351	11,047	11,379	11,202	11,012	10,997	11,017	10,991	11,064	10,816	10,788	10,626	10,475	10,467	10,271	10,275	10,137	9,989	9,950	10,042	10,124	10,075	10,071	10,100	10,032	10,105	10,080	10,185	10,290	10,265	10,292	10,298	10,348	10,279	10,243	10,251	10,184	10,128	10,134	10,078	10,065	10,051	10,271	10,355	10,367	10,398	10,346	10,179	10,199	10,167	10,083	10,030	9,915	9,959	10,000
C000202293
Account Value [Line Items]
Accumulated Value			12,107	11,984	11,831	11,850	11,660	11,739	11,705	11,693	11,459	11,390	11,601	11,478	11,782	11,632	11,469	11,197	11,103	10,914	11,199	11,092	11,243	11,246	10,844	10,356	10,545	10,841	10,925	10,943	10,974	11,098	11,026	10,747	11,028	10,623	10,690	10,278	10,405	10,940	11,233	10,943	11,153	11,083	11,557	11,892	12,066	12,326	12,359	12,343	12,339	12,422		12,443	12,327	12,211	12,194	12,103	12,258	12,414	12,494	12,447	12,310	12,337	12,340	12,401	12,193	12,063	11,928	11,600	11,936	11,741	11,533	11,507	11,507	11,481	11,547	11,279	11,228	11,063	10,885	10,867	10,656	10,652	10,500	10,337	10,289	10,385	10,460	10,390	10,387	10,408	10,330	10,395	10,349	10,459	10,545	10,510	10,529	10,537	10,567	10,488	10,442	10,451	10,364	10,298	10,306	10,230	10,218	10,196	10,398	10,483	10,485	10,506	10,444	10,266	10,266	10,224	10,141	10,069	9,944	9,978	10,009
C000202292
Account Value [Line Items]
Accumulated Value			11,449	11,338	11,198	11,221	11,046	11,126	11,085	11,093	10,861	10,815	11,020	10,908	11,203	11,065	10,915	10,660	10,576	10,400	10,664	10,580	10,729	10,737	10,357	9,895	10,081	10,369	10,454	10,464	10,511	10,622	10,570	10,307	10,570	10,198	10,255	9,875	10,002	10,510	10,809	10,535	10,742	10,679	11,142	11,459	11,631	11,900	11,938	11,916	11,917	12,015		12,029	11,934	11,827	11,816	11,722	11,877	12,034	12,130	12,089	11,962	11,994	12,001	12,067	11,870	11,748	11,622	11,308	11,641	11,455	11,257	11,237	11,242	11,222	11,291	11,034	10,990	10,833	10,664	10,651	10,448	10,448	10,304	10,149	10,106	10,206	10,284	10,219	10,222	10,247	10,175	10,244	10,203	10,315	10,406	10,376	10,399	10,412	10,447	10,373	10,333	10,347	10,264	10,204	10,217	10,145	10,139	10,121	10,337	10,416	10,424	10,451	10,395	10,223	10,228	10,192	10,114	10,047	9,927	9,967	10,004
C000202277
Account Value [Line Items]
Accumulated Value			17,999	17,874	17,649	17,547	17,232	16,917	16,893	17,079	16,989	16,754	16,818	16,608	16,698	16,489	16,233	15,956	15,796	15,632	15,738	15,533	15,468	15,423	14,895	14,266	14,438	14,590	14,546	14,353	14,102	14,249	14,110	13,927	14,145	13,581	13,668	13,395	13,043	13,578	13,910	13,093	14,038	14,051	14,560	14,635	14,775	15,163	14,856	15,009	15,027	15,028		14,951	14,911	14,683	14,622	14,454	14,412	14,321	14,320	14,075	13,545	13,468	13,610	13,498	12,848	12,771	12,266	11,711	13,317	13,522	13,533	13,280	13,220	13,177	13,118	13,022	12,927	12,614	12,787	12,592	12,479	12,275	11,737	12,030	12,147	12,390	12,331	12,271	12,116	12,107	12,082	11,996	12,066	12,186	12,082	12,020	12,029	11,973	11,845	11,866	11,690	11,681	11,594	11,479	11,481	11,312	11,167	10,957	10,932	10,921	10,854	10,633	10,370	10,346	10,295	9,969	9,713	9,670	9,802	10,073	10,260
C000202273
Account Value [Line Items]
Accumulated Value			17,487	17,370	17,181	17,063	16,761	16,483	16,440	16,627	16,544	16,320	16,387	16,210	16,301	16,102	15,856	15,567	15,437	15,258	15,386	15,190	15,108	15,090	14,576	13,966	14,115	14,267	14,228	14,042	13,800	13,967	13,834	13,658	13,854	13,304	13,392	13,148	12,786	13,314	13,642	12,844	13,774	13,791	14,293	14,370	14,511	14,895	14,598	14,752	14,774	14,778		14,705	14,688	14,467	14,411	14,248	14,210	14,105	14,108	13,870	13,369	13,296	13,421	13,314	12,676	12,620	12,108	11,579	13,150	13,356	13,386	13,140	13,066	13,026	12,971	12,879	12,787	12,497	12,654	12,464	12,354	12,155	11,625	11,935	12,053	12,282	12,225	12,169	12,034	12,013	11,990	11,923	11,980	12,102	12,003	11,959	11,970	11,902	11,777	11,801	11,629	11,638	11,555	11,428	11,433	11,267	11,126	10,934	10,898	10,890	10,827	10,609	10,349	10,341	10,279	9,955	9,701	9,674	9,794	10,068	10,258
C000202275
Account Value [Line Items]
Accumulated Value			16,739	16,604	16,423	16,333	16,021	15,754	15,737	15,915	15,814	15,599	15,685	15,494	15,582	15,392	15,158	14,882	14,758	14,589	14,712	14,525	14,468	14,431	13,941	13,356	13,521	13,647	13,630	13,434	13,222	13,364	13,237	13,069	13,258	12,732	12,837	12,584	12,238	12,763	13,061	12,296	13,189	13,223	13,706	13,780	13,898	14,285	13,982	14,149	14,151	14,156		14,087	14,071	13,860	13,806	13,651	13,616	13,533	13,536	13,291	12,810	12,742	12,862	12,760	12,148	12,094	11,603	11,096	12,621	12,819	12,832	12,596	12,526	12,504	12,452	12,364	12,276	11,983	12,150	11,953	11,864	11,673	11,149	11,447	11,561	11,796	11,742	11,689	11,544	11,524	11,518	11,439	11,509	11,627	11,532	11,475	11,486	11,436	11,316	11,324	11,174	11,168	11,088	10,981	10,972	10,827	10,677	10,493	10,472	10,464	10,403	10,194	9,945	9,926	9,866	9,569	9,325	9,286	9,415	9,678	9,860
C000202276
Account Value [Line Items]
Accumulated Value			16,468	16,336	16,157	16,069	15,763	15,500	15,482	15,658	15,558	15,347	15,432	15,243	15,331	15,144	14,913	14,642	14,520	14,353	14,475	14,291	14,235	14,198	13,716	13,141	13,303	13,453	13,424	13,258	13,037	13,184	13,066	12,907	13,100	12,588	12,698	12,455	12,119	12,646	12,948	12,197	13,107	13,131	13,616	13,698	13,821	14,214	13,939	14,094	14,123	14,134		14,074	14,047	13,844	13,798	13,651	13,623	13,547	13,558	13,337	12,846	12,785	12,913	12,835	12,211	12,164	11,694	11,175	12,716	12,922	12,943	12,713	12,666	12,635	12,590	12,508	12,427	12,137	12,314	12,121	12,039	11,852	11,327	11,636	11,759	12,005	11,957	11,909	11,769	11,755	11,756	11,682	11,760	11,887	11,796	11,746	11,764	11,720	11,603	11,634	11,472	11,472	11,398	11,295	11,307	11,150	11,017	10,820	10,805	10,804	10,747	10,538	10,287	10,273	10,218	9,916	9,670	9,636	9,776	10,055	10,251
C000202279
Account Value [Line Items]
Accumulated Value			18,174	18,046	17,843	17,714	17,395	17,075	17,049	17,236	17,144	16,905	16,968	16,754	16,867	16,656	16,396	16,092	15,952	15,763	15,891	15,660	15,593	15,547	15,013	14,378	14,550	14,702	14,657	14,461	14,207	14,375	14,213	14,048	14,246	13,676	13,763	13,507	13,131	13,669	14,002	13,178	14,128	14,141	14,651	14,725	14,866	15,254	14,945	15,098	15,115	15,114		15,035	15,013	14,783	14,720	14,550	14,507	14,395	14,412	14,146	13,630	13,552	13,676	13,562	12,908	12,847	12,322	11,780	13,374	13,579	13,606	13,351	13,272	13,227	13,184	13,069	12,972	12,674	12,846	12,633	12,518	12,313	11,772	12,081	12,197	12,440	12,363	12,318	12,161	12,136	12,110	12,038	12,092	12,211	12,106	12,058	12,065	11,993	11,879	11,883	11,721	11,710	11,623	11,492	11,494	11,323	11,178	10,981	10,941	10,929	10,877	10,641	10,391	10,368	10,302	9,988	9,717	9,687	9,804	10,088	10,274
C000202278
Account Value [Line Items]
Accumulated Value			16,952	16,818	16,638	16,550	16,260	15,970	15,955	16,139	16,038	15,846	15,914	15,722	15,815	15,625	15,390	15,135	14,991	14,822	14,950	14,763	14,708	14,673	14,177	13,585	13,756	13,907	13,873	13,696	13,463	13,610	13,484	13,315	13,510	12,977	13,086	12,831	12,481	13,019	13,325	12,547	13,480	13,499	13,995	14,073	14,196	14,595	14,307	14,461	14,486	14,493		14,426	14,394	14,181	14,129	13,973	13,939	13,857	13,863	13,633	13,125	13,057	13,184	13,099	12,456	12,404	11,920	11,385	12,953	13,159	13,175	12,936	12,883	12,847	12,797	12,709	12,622	12,323	12,499	12,298	12,210	12,017	11,480	11,789	11,910	12,155	12,103	12,052	11,906	11,888	11,885	11,807	11,882	12,007	11,911	11,855	11,869	11,821	11,700	11,726	11,558	11,555	11,476	11,368	11,377	11,214	11,077	10,874	10,856	10,851	10,790	10,576	10,320	10,303	10,244	9,938	9,688	9,650	9,787	10,063	10,255
C000202258
Account Value [Line Items]
Accumulated Value			15,077	14,943	14,774	14,706	14,509	14,374	14,339	14,353	14,216	14,121	14,148	14,037	14,171	14,009	13,845	13,607	13,509	13,318	13,477	13,333	13,402	13,317	12,949	12,454	12,562	12,672	12,647	12,539	12,448	12,529	12,450	12,362	12,553	12,179	12,151	11,779	11,742	12,191	12,311	12,008	12,444	12,582	12,869	12,967	13,212	13,454	13,375	13,446	13,646	13,777		13,697	13,761	13,699	13,648	13,571	13,556	13,482	13,464	13,289	12,876	12,858	12,929	12,822	12,427	12,245	11,840	11,301	12,623	12,677	12,595	12,448	12,412	12,375	12,342	12,212	12,141	11,965	11,942	11,815	11,696	11,573	11,246	11,379	11,448	11,542	11,500	11,465	11,352	11,380	11,384	11,343	11,389	11,485	11,369	11,321	11,329	11,258	11,212	11,185	11,083	11,069	10,988	10,886	10,869	10,759	10,665	10,536	10,616	10,609	10,570	10,480	10,315	10,329	10,269	10,090	9,879	9,865	9,900	9,987	10,095
C000202256
Account Value [Line Items]
Accumulated Value			14,339	14,214	14,056	13,994	13,810	13,685	13,654	13,670	13,542	13,454	13,483	13,380	13,510	13,359	13,206	12,981	12,891	12,710	12,865	12,730	12,799	12,720	12,371	11,887	12,006	12,114	12,093	11,992	11,907	11,987	11,914	11,819	12,017	11,662	11,638	11,284	11,251	11,684	11,801	11,513	11,933	12,069	12,346	12,442	12,681	12,903	12,842	12,913	13,095	13,236		13,163	13,227	13,170	13,123	13,052	13,041	12,959	12,957	12,791	12,397	12,381	12,452	12,352	11,974	11,802	11,413	10,896	12,173	12,227	12,151	12,012	11,980	11,947	11,917	11,794	11,728	11,560	11,529	11,420	11,308	11,191	10,877	11,008	11,077	11,170	11,131	11,100	10,993	11,022	11,029	10,991	11,038	11,123	11,013	10,968	10,989	10,912	10,880	10,846	10,749	10,748	10,671	10,564	10,560	10,455	10,356	10,243	10,313	10,308	10,272	10,197	10,039	10,054	9,988	9,825	9,622	9,610	9,637	9,724	9,841
C000202257
Account Value [Line Items]
Accumulated Value			13,867	13,747	13,594	13,534	13,356	13,235	13,205	13,221	13,097	13,012	13,040	12,940	13,066	12,920	12,772	12,554	12,467	12,293	12,443	12,312	12,378	12,302	11,965	11,496	11,611	11,723	11,710	11,619	11,531	11,616	11,553	11,481	11,680	11,329	11,312	10,988	10,950	11,391	11,513	11,226	11,643	11,796	12,074	12,163	12,416	12,641	12,578	12,667	12,854	13,000		12,924	12,996	12,959	12,922	12,860	12,857	12,784	12,790	12,634	12,240	12,245	12,311	12,219	11,852	11,689	11,311	10,805	12,079	12,141	12,073	11,942	11,917	11,892	11,869	11,755	11,696	11,547	11,523	11,421	11,305	11,194	10,888	11,026	11,102	11,202	11,170	11,157	11,046	11,082	11,095	11,064	11,118	11,221	11,117	11,079	11,096	11,036	11,000	10,983	10,892	10,887	10,816	10,724	10,717	10,616	10,532	10,414	10,502	10,503	10,473	10,393	10,249	10,260	10,210	10,050	9,838	9,832	9,875	9,971	10,086
C000202259
Account Value [Line Items]
Accumulated Value			15,147	15,012	14,841	14,772	14,574	14,438	14,402	14,416	14,277	14,181	14,208	14,096	14,229	14,067	13,902	13,662	13,563	13,370	13,530	13,384	13,453	13,368	12,997	12,500	12,608	12,718	12,693	12,583	12,491	12,572	12,493	12,404	12,595	12,219	12,191	11,817	11,780	12,230	12,349	12,045	12,481	12,620	12,907	13,004	13,250	13,478	13,412	13,482	13,669	13,812		13,732	13,795	13,732	13,680	13,602	13,587	13,499	13,493	13,317	12,903	12,884	12,954	12,847	12,450	12,268	11,861	11,321	12,645	12,698	12,616	12,468	12,432	12,394	12,360	12,230	12,158	11,981	11,946	11,830	11,711	11,587	11,260	11,392	11,461	11,554	11,512	11,476	11,364	11,391	11,395	11,352	11,399	11,494	11,378	11,329	11,336	11,265	11,229	11,191	11,088	11,074	11,002	10,890	10,872	10,761	10,667	10,538	10,617	10,610	10,570	10,480	10,315	10,329	10,269	10,090	9,879	9,865	9,900	9,987	10,095
C000202282
Account Value [Line Items]
Accumulated Value			12,583	12,535	12,417	12,408	12,293	12,272	12,186	12,153	12,071	12,000	11,968	11,924	11,998	11,888	11,778	11,629	11,560	11,463	11,494	11,438	11,462	11,408	11,240	11,061	11,045	11,069	11,018	10,955	10,993	11,018	10,983	10,837	10,916	10,786	10,724	10,600	10,644	10,822	10,882	10,776	10,923	10,881	10,971	11,120	11,214	11,320	11,314	11,349	11,397	11,410		11,387	11,398	11,410	11,398	11,375	11,375	11,363	11,349	11,311	11,249	11,232	11,225	11,194	11,106	11,006	10,859	10,632	11,078	11,035	10,969	10,936	10,938	10,905	10,905	10,825	10,824	10,744	10,696	10,660	10,578	10,543	10,474	10,428	10,427	10,426	10,426	10,393	10,370	10,371	10,349	10,350	10,341	10,356	10,359	10,351	10,364	10,354	10,356	10,336	10,295	10,288	10,259	10,231	10,224	10,186	10,158	10,131	10,158	10,163	10,139	10,135	10,120	10,064	10,060	10,036	10,000	10,007	9,971	9,986	10,003
C000202280
Account Value [Line Items]
Accumulated Value			11,997	11,954	11,844	11,826	11,731	11,714	11,633	11,604	11,516	11,463	11,435	11,395	11,455	11,366	11,250	11,123	11,059	10,969	11,001	10,949	10,974	10,912	10,766	10,597	10,584	10,609	10,562	10,504	10,543	10,569	10,526	10,400	10,477	10,354	10,298	10,180	10,213	10,387	10,447	10,358	10,490	10,464	10,541	10,698	10,790	10,895	10,891	10,916	10,976	10,979		10,971	10,972	10,997	10,988	10,968	10,970	10,961	10,950	10,916	10,847	10,843	10,839	10,800	10,728	10,623	10,483	10,277	10,711	10,660	10,610	10,580	10,584	10,543	10,557	10,482	10,482	10,407	10,352	10,320	10,253	10,221	10,156	10,113	10,104	10,116	10,118	10,077	10,069	10,072	10,052	10,045	10,049	10,065	10,070	10,064	10,079	10,072	10,076	10,059	10,021	10,016	9,979	9,954	9,950	9,925	9,900	9,875	9,904	9,901	9,880	9,879	9,868	9,815	9,825	9,804	9,762	9,781	9,738	9,766	9,775
C000202286
Account Value [Line Items]
Accumulated Value			12,464	12,418	12,289	12,281	12,182	12,149	12,077	12,032	11,952	11,896	11,865	11,810	11,883	11,776	11,668	11,522	11,454	11,372	11,404	11,349	11,373	11,308	11,155	10,966	10,963	10,988	10,938	10,865	10,903	10,941	10,895	10,763	10,830	10,702	10,642	10,531	10,564	10,742	10,802	10,697	10,844	10,804	10,894	11,054	11,149	11,244	11,249	11,274	11,334	11,336		11,326	11,327	11,339	11,328	11,318	11,318	11,307	11,295	11,247	11,186	11,169	11,175	11,134	11,058	10,948	10,803	10,578	11,034	10,981	10,928	10,896	10,887	10,855	10,868	10,778	10,777	10,709	10,652	10,617	10,547	10,513	10,434	10,400	10,388	10,400	10,401	10,358	10,337	10,349	10,328	10,319	10,311	10,337	10,341	10,323	10,348	10,339	10,342	10,323	10,283	10,276	10,238	10,211	10,205	10,178	10,151	10,125	10,152	10,148	10,125	10,123	10,109	10,054	10,062	10,039	9,994	10,013	9,967	9,994	10,002
C000202281
Account Value [Line Items]
Accumulated Value			11,562	11,520	11,415	11,396	11,305	11,288	11,211	11,183	11,098	11,046	11,020	10,982	11,040	10,953	10,842	10,719	10,657	10,570	10,601	10,552	10,576	10,516	10,375	10,212	10,199	10,219	10,192	10,130	10,174	10,217	10,182	10,055	10,136	10,023	9,975	9,878	9,916	10,091	10,156	10,065	10,211	10,180	10,273	10,421	10,529	10,627	10,629	10,672	10,737	10,747		10,745	10,754	10,774	10,772	10,759	10,768	10,776	10,761	10,734	10,684	10,676	10,690	10,658	10,583	10,496	10,364	10,156	10,592	10,559	10,505	10,482	10,492	10,469	10,489	10,410	10,418	10,360	10,312	10,286	10,215	10,199	10,130	10,094	10,102	10,109	10,118	10,094	10,082	10,101	10,078	10,087	10,087	10,119	10,131	10,121	10,143	10,152	10,162	10,141	10,109	10,110	10,090	10,071	10,073	10,043	10,024	10,005	10,040	10,054	10,039	10,045	10,039	9,992	9,997	9,993	9,956	9,971	9,944	9,968	9,994
C000202284
Account Value [Line Items]
Accumulated Value			12,644	12,595	12,477	12,467	12,364	12,330	12,255	12,208	12,126	12,053	12,034	11,977	12,050	11,940	11,828	11,678	11,608	11,523	11,554	11,485	11,521	11,453	11,297	11,104	11,087	11,111	11,072	10,996	11,033	11,070	11,022	10,875	10,954	10,823	10,761	10,647	10,679	10,858	10,918	10,810	10,958	10,916	11,005	11,154	11,260	11,355	11,347	11,383	11,442	11,443		11,431	11,430	11,442	11,429	11,405	11,405	11,404	11,378	11,340	11,277	11,259	11,252	11,220	11,131	11,031	10,882	10,654	11,102	11,058	10,992	10,958	10,959	10,926	10,926	10,845	10,843	10,774	10,714	10,678	10,595	10,571	10,490	10,443	10,442	10,441	10,440	10,407	10,384	10,385	10,362	10,363	10,353	10,378	10,381	10,362	10,375	10,375	10,377	10,346	10,304	10,296	10,267	10,239	10,232	10,203	10,165	10,137	10,163	10,168	10,144	10,139	10,124	10,067	10,063	10,049	10,002	10,009	9,972	9,987	10,004
C000202283
Account Value [Line Items]
Accumulated Value			11,970	11,930	11,810	11,806	11,714	11,687	11,622	11,582	11,509	11,458	11,432	11,383	11,458	11,358	11,258	11,120	11,058	10,983	11,017	10,968	10,995	10,935	10,791	10,612	10,612	10,640	10,595	10,539	10,568	10,609	10,568	10,443	10,523	10,402	10,348	10,231	10,267	10,443	10,506	10,419	10,554	10,530	10,610	10,770	10,865	10,961	10,971	10,999	11,061	11,067		11,061	11,065	11,092	11,085	11,067	11,072	11,064	11,056	11,012	10,956	10,944	10,953	10,916	10,834	10,742	10,602	10,385	10,837	10,788	10,739	10,711	10,706	10,678	10,694	10,609	10,612	10,549	10,496	10,465	10,400	10,369	10,294	10,264	10,257	10,271	10,276	10,237	10,219	10,235	10,207	10,212	10,207	10,236	10,244	10,229	10,258	10,252	10,258	10,243	10,207	10,204	10,169	10,145	10,143	10,119	10,096	10,073	10,104	10,104	10,084	10,085	10,076	10,024	10,036	10,017	9,976	9,998	9,956	9,987	9,998
C000202297
Account Value [Line Items]
Accumulated Value			11,300	11,149	10,971	11,001	10,812	10,911	10,887	10,891	10,622	10,586	10,740	10,612	10,913	10,798	10,616	10,358	10,258	10,076	10,369	10,273	10,414	10,450	10,043	9,558	9,745	10,063	10,133	10,130	10,180	10,268	10,217	10,025	10,264	9,937	10,074	9,660	9,786	10,361	10,698	10,350	10,548	10,401	10,815	11,131	11,215	11,363	11,384	11,407	11,464	11,458		11,457	11,430	11,448	11,505	11,461	11,490	11,519	11,494	11,472	11,447	11,410	11,429	11,415	11,417	11,418	11,386	11,245	11,142	11,063	11,033	11,021	11,027	10,986	10,968	10,881	10,828	10,705	10,581	10,581	10,458	10,461	10,363	10,222	10,124	10,214	10,282	10,216	10,218	10,220	10,146	10,182	10,133	10,201	10,315	10,315	10,342	10,355	10,355	10,291	10,251	10,308	10,261	10,206	10,225	10,168	10,185	10,192	10,336	10,354	10,331	10,307	10,293	10,228	10,215	10,190	10,165	10,131	10,024	10,020	10,025
C000202295
Account Value [Line Items]
Accumulated Value			10,580	10,441	10,264	10,308	10,120	10,227	10,195	10,200	9,964	9,919	10,065	9,947	10,231	10,125	9,957	9,718	9,626	9,458	9,734	9,646	9,792	9,827	9,436	8,984	9,161	9,460	9,528	9,527	9,587	9,660	9,614	9,437	9,662	9,369	9,487	9,101	9,221	9,775	10,081	9,768	9,956	9,820	10,211	10,510	10,591	10,732	10,755	10,778	10,834	10,830		10,831	10,809	10,828	10,883	10,844	10,874	10,903	10,882	10,864	10,842	10,809	10,829	10,818	10,823	10,826	10,797	10,666	10,571	10,498	10,471	10,463	10,470	10,434	10,419	10,339	10,290	10,176	10,060	10,063	9,948	9,953	9,862	9,730	9,638	9,727	9,792	9,732	9,736	9,740	9,671	9,697	9,662	9,729	9,839	9,841	9,868	9,883	9,885	9,826	9,790	9,846	9,803	9,752	9,773	9,721	9,739	9,747	9,886	9,906	9,887	9,876	9,855	9,797	9,786	9,765	9,744	9,714	9,615	9,614	9,621
C000202296
Account Value [Line Items]
Accumulated Value			10,380	10,244	10,071	10,113	9,929	10,034	10,002	10,007	9,776	9,732	9,875	9,760	10,038	9,934	9,769	9,534	9,444	9,279	9,550	9,464	9,607	9,642	9,258	8,815	8,988	9,288	9,361	9,366	9,420	9,510	9,470	9,301	9,517	9,234	9,357	8,991	9,104	9,660	9,971	9,666	9,859	9,730	10,126	10,431	10,517	10,665	10,694	10,724	10,787	10,790		10,798	10,782	10,808	10,871	10,838	10,875	10,911	10,897	10,885	10,858	10,844	10,859	10,855	10,878	10,888	10,867	10,740	10,640	10,584	10,564	10,562	10,564	10,545	10,526	10,451	10,420	10,310	10,199	10,208	10,097	10,097	10,022	9,894	9,806	9,903	9,976	9,921	9,931	9,931	9,878	9,910	9,870	9,945	10,075	10,084	10,118	10,129	10,148	10,094	10,052	10,128	10,079	10,044	10,061	10,023	10,038	10,064	10,214	10,231	10,216	10,212	10,208	10,153	10,139	10,133	10,108	10,083	9,986	10,001	10,016
C000202298
Account Value [Line Items]
Accumulated Value			11,346	11,208	11,014	11,059	10,867	10,967	10,943	10,946	10,675	10,624	10,793	10,650	10,953	10,837	10,653	10,406	10,305	10,121	10,404	10,320	10,461	10,497	10,073	9,598	9,773	10,092	10,163	10,159	10,222	10,298	10,246	10,053	10,293	9,976	10,101	9,697	9,810	10,402	10,728	10,377	10,576	10,441	10,844	11,162	11,246	11,394	11,415	11,437	11,494	11,488		11,486	11,459	11,477	11,533	11,489	11,518	11,546	11,521	11,499	11,472	11,435	11,442	11,427	11,441	11,442	11,409	11,267	11,163	11,083	11,052	11,040	11,034	11,004	10,975	10,899	10,845	10,721	10,595	10,596	10,471	10,474	10,375	10,233	10,134	10,225	10,292	10,226	10,228	10,230	10,155	10,180	10,130	10,209	10,323	10,323	10,349	10,352	10,362	10,297	10,246	10,314	10,267	10,211	10,219	10,172	10,178	10,196	10,339	10,347	10,324	10,310	10,295	10,231	10,206	10,192	10,157	10,122	10,015	10,020	10,025
C000228902
Account Value [Line Items]
Accumulated Value	$ 9,995	$ 10,000																																																			$ 10,043																																																																							$ 10,001	$ 9,982	$ 9,882	$ 10,096	$ 9,794	$ 9,681	$ 9,603	$ 9,246	$ 9,250	$ 8,674		$ 9,230	$ 8,986	$ 8,605	$ 8,876	$ 9,000	$ 8,953	$ 9,284	$ 9,152	$ 9,306	$ 9,394	$ 9,289	$ 9,412	$ 9,515	$ 9,532	$ 9,413	$ 9,308	$ 9,717	$ 10,075	$ 10,072	$ 10,101	$ 10,226	$ 10,135	$ 10,242	$ 10,345	$ 10,532	$ 10,708	$ 10,836	$ 10,776	$ 10,871	$ 10,835	$ 10,980	$ 11,023	$ 10,926	$ 11,022	$ 11,195	$ 11,391	$ 11,441	$ 11,567	$ 11,644
C000228901
Account Value [Line Items]
Accumulated Value	9,595	9,600																																																			9,639																																																																							9,597	9,576	9,478	9,682	9,390	9,280	9,204	8,860	8,862	8,308		8,839	8,603	8,236	8,494	8,611	8,564	8,879	8,751	8,896	8,979	8,876	8,992	9,089	9,103	8,988	8,885	9,274	9,613	9,608	9,634	9,751	9,662	9,762	9,858	10,034	10,200	10,320	10,260	10,348	10,312	10,436	10,487	10,392	10,481	10,643	10,828	10,874	10,991	11,061
C000228903
Account Value [Line Items]
Accumulated Value	9,995	10,000																																																			10,044																																																																							10,002	9,983	9,883	10,099	9,797	9,684	9,606	9,250	9,254	8,678		9,234	8,991	8,609	8,881	9,005	8,958	9,290	9,158	9,312	9,401	9,296	9,420	9,524	9,540	9,422	9,317	9,727	10,085	10,083	10,112	10,238	10,147	10,254	10,357	10,545	10,722	10,851	10,791	10,886	10,851	10,997	11,040	10,943	11,040	11,213	11,411	11,462	11,588	11,665
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267		12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267		12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267		12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267		12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267		12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002
Bloomberg U.S. Universal Index
Account Value [Line Items]
Accumulated Value			12,502	12,371	12,224	12,242	12,054	12,115	12,073	12,075	11,831	11,760	11,940	11,816	12,090	11,927	11,754	11,493	11,389	11,203	11,471	11,360	11,497	11,525	11,104	10,625	10,788	11,051	11,118	11,107	11,124	11,241	11,173	10,917	11,192	10,855	10,892	10,500	10,617	11,095	11,391	11,112	11,338	11,276	11,713	12,036	12,202	12,476	12,484	12,469	12,479	12,587		12,595	12,470	12,380	12,333	12,230	12,374	12,536	12,615	12,572	12,410	12,454	12,477	12,549	12,332	12,230	12,117	11,879	12,116	11,937	11,727	11,709	11,712	11,674	11,725	11,465	11,431	11,272	11,102	11,086	10,889	10,878	10,730	10,564	10,517	10,606	10,651	10,599	10,577	10,592	10,535	10,606	10,553	10,654	10,757	10,710	10,726	10,713	10,751	10,659	10,606	10,615	10,534	10,447	10,451	10,371	10,334	10,304	10,541	10,611	10,609	10,597	10,511	10,329	10,321	10,251	10,127	10,055	9,945	9,995	10,032
Bloomberg U.S. Universal Index
Account Value [Line Items]
Accumulated Value			12,502	12,371	12,224	12,242	12,054	12,115	12,073	12,075	11,831	11,760	11,940	11,816	12,090	11,927	11,754	11,493	11,389	11,203	11,471	11,360	11,497	11,525	11,104	10,625	10,788	11,051	11,118	11,107	11,124	11,241	11,173	10,917	11,192	10,855	10,892	10,500	10,617	11,095	11,391	11,112	11,338	11,276	11,713	12,036	12,202	12,476	12,484	12,469	12,479	12,587		12,595	12,470	12,380	12,333	12,230	12,374	12,536	12,615	12,572	12,410	12,454	12,477	12,549	12,332	12,230	12,117	11,879	12,116	11,937	11,727	11,709	11,712	11,674	11,725	11,465	11,431	11,272	11,102	11,086	10,889	10,878	10,730	10,564	10,517	10,606	10,651	10,599	10,577	10,592	10,535	10,606	10,553	10,654	10,757	10,710	10,726	10,713	10,751	10,659	10,606	10,615	10,534	10,447	10,451	10,371	10,334	10,304	10,541	10,611	10,609	10,597	10,511	10,329	10,321	10,251	10,127	10,055	9,945	9,995	10,032
Bloomberg U.S. Universal Index
Account Value [Line Items]
Accumulated Value			12,502	12,371	12,224	12,242	12,054	12,115	12,073	12,075	11,831	11,760	11,940	11,816	12,090	11,927	11,754	11,493	11,389	11,203	11,471	11,360	11,497	11,525	11,104	10,625	10,788	11,051	11,118	11,107	11,124	11,241	11,173	10,917	11,192	10,855	10,892	10,500	10,617	11,095	11,391	11,112	11,338	11,276	11,713	12,036	12,202	12,476	12,484	12,469	12,479	12,587		12,595	12,470	12,380	12,333	12,230	12,374	12,536	12,615	12,572	12,410	12,454	12,477	12,549	12,332	12,230	12,117	11,879	12,116	11,937	11,727	11,709	11,712	11,674	11,725	11,465	11,431	11,272	11,102	11,086	10,889	10,878	10,730	10,564	10,517	10,606	10,651	10,599	10,577	10,592	10,535	10,606	10,553	10,654	10,757	10,710	10,726	10,713	10,751	10,659	10,606	10,615	10,534	10,447	10,451	10,371	10,334	10,304	10,541	10,611	10,609	10,597	10,511	10,329	10,321	10,251	10,127	10,055	9,945	9,995	10,032
Bloomberg U.S. Universal Index
Account Value [Line Items]
Accumulated Value			12,502	12,371	12,224	12,242	12,054	12,115	12,073	12,075	11,831	11,760	11,940	11,816	12,090	11,927	11,754	11,493	11,389	11,203	11,471	11,360	11,497	11,525	11,104	10,625	10,788	11,051	11,118	11,107	11,124	11,241	11,173	10,917	11,192	10,855	10,892	10,500	10,617	11,095	11,391	11,112	11,338	11,276	11,713	12,036	12,202	12,476	12,484	12,469	12,479	12,587		12,595	12,470	12,380	12,333	12,230	12,374	12,536	12,615	12,572	12,410	12,454	12,477	12,549	12,332	12,230	12,117	11,879	12,116	11,937	11,727	11,709	11,712	11,674	11,725	11,465	11,431	11,272	11,102	11,086	10,889	10,878	10,730	10,564	10,517	10,606	10,651	10,599	10,577	10,592	10,535	10,606	10,553	10,654	10,757	10,710	10,726	10,713	10,751	10,659	10,606	10,615	10,534	10,447	10,451	10,371	10,334	10,304	10,541	10,611	10,609	10,597	10,511	10,329	10,321	10,251	10,127	10,055	9,945	9,995	10,032
Bloomberg U.S. Universal Index
Account Value [Line Items]
Accumulated Value			12,502	12,371	12,224	12,242	12,054	12,115	12,073	12,075	11,831	11,760	11,940	11,816	12,090	11,927	11,754	11,493	11,389	11,203	11,471	11,360	11,497	11,525	11,104	10,625	10,788	11,051	11,118	11,107	11,124	11,241	11,173	10,917	11,192	10,855	10,892	10,500	10,617	11,095	11,391	11,112	11,338	11,276	11,713	12,036	12,202	12,476	12,484	12,469	12,479	12,587		12,595	12,470	12,380	12,333	12,230	12,374	12,536	12,615	12,572	12,410	12,454	12,477	12,549	12,332	12,230	12,117	11,879	12,116	11,937	11,727	11,709	11,712	11,674	11,725	11,465	11,431	11,272	11,102	11,086	10,889	10,878	10,730	10,564	10,517	10,606	10,651	10,599	10,577	10,592	10,535	10,606	10,553	10,654	10,757	10,710	10,726	10,713	10,751	10,659	10,606	10,615	10,534	10,447	10,451	10,371	10,334	10,304	10,541	10,611	10,609	10,597	10,511	10,329	10,321	10,251	10,127	10,055	9,945	9,995	10,032
Bloomberg U.S. Universal Index
Account Value [Line Items]
Accumulated Value			12,502	12,371	12,224	12,242	12,054	12,115	12,073	12,075	11,831	11,760	11,940	11,816	12,090	11,927	11,754	11,493	11,389	11,203	11,471	11,360	11,497	11,525	11,104	10,625	10,788	11,051	11,118	11,107	11,124	11,241	11,173	10,917	11,192	10,855	10,892	10,500	10,617	11,095	11,391	11,112	11,338	11,276	11,713	12,036	12,202	12,476	12,484	12,469	12,479	12,587		12,595	12,470	12,380	12,333	12,230	12,374	12,536	12,615	12,572	12,410	12,454	12,477	12,549	12,332	12,230	12,117	11,879	12,116	11,937	11,727	11,709	11,712	11,674	11,725	11,465	11,431	11,272	11,102	11,086	10,889	10,878	10,730	10,564	10,517	10,606	10,651	10,599	10,577	10,592	10,535	10,606	10,553	10,654	10,757	10,710	10,726	10,713	10,751	10,659	10,606	10,615	10,534	10,447	10,451	10,371	10,334	10,304	10,541	10,611	10,609	10,597	10,511	10,329	10,321	10,251	10,127	10,055	9,945	9,995	10,032
Bloomberg U.S. Universal Index
Account Value [Line Items]
Accumulated Value			12,502	12,371	12,224	12,242	12,054	12,115	12,073	12,075	11,831	11,760	11,940	11,816	12,090	11,927	11,754	11,493	11,389	11,203	11,471	11,360	11,497	11,525	11,104	10,625	10,788	11,051	11,118	11,107	11,124	11,241	11,173	10,917	11,192	10,855	10,892	10,500	10,617	11,095	11,391	11,112	11,338	11,276	11,713	12,036	12,202	12,476	12,484	12,469	12,479	12,587		12,595	12,470	12,380	12,333	12,230	12,374	12,536	12,615	12,572	12,410	12,454	12,477	12,549	12,332	12,230	12,117	11,879	12,116	11,937	11,727	11,709	11,712	11,674	11,725	11,465	11,431	11,272	11,102	11,086	10,889	10,878	10,730	10,564	10,517	10,606	10,651	10,599	10,577	10,592	10,535	10,606	10,553	10,654	10,757	10,710	10,726	10,713	10,751	10,659	10,606	10,615	10,534	10,447	10,451	10,371	10,334	10,304	10,541	10,611	10,609	10,597	10,511	10,329	10,321	10,251	10,127	10,055	9,945	9,995	10,032
Bloomberg U.S. Universal Index
Account Value [Line Items]
Accumulated Value			12,502	12,371	12,224	12,242	12,054	12,115	12,073	12,075	11,831	11,760	11,940	11,816	12,090	11,927	11,754	11,493	11,389	11,203	11,471	11,360	11,497	11,525	11,104	10,625	10,788	11,051	11,118	11,107	11,124	11,241	11,173	10,917	11,192	10,855	10,892	10,500	10,617	11,095	11,391	11,112	11,338	11,276	11,713	12,036	12,202	12,476	12,484	12,469	12,479	12,587		12,595	12,470	12,380	12,333	12,230	12,374	12,536	12,615	12,572	12,410	12,454	12,477	12,549	12,332	12,230	12,117	11,879	12,116	11,937	11,727	11,709	11,712	11,674	11,725	11,465	11,431	11,272	11,102	11,086	10,889	10,878	10,730	10,564	10,517	10,606	10,651	10,599	10,577	10,592	10,535	10,606	10,553	10,654	10,757	10,710	10,726	10,713	10,751	10,659	10,606	10,615	10,534	10,447	10,451	10,371	10,334	10,304	10,541	10,611	10,609	10,597	10,511	10,329	10,321	10,251	10,127	10,055	9,945	9,995	10,032
Bloomberg U.S. Universal Index
Account Value [Line Items]
Accumulated Value			12,502	12,371	12,224	12,242	12,054	12,115	12,073	12,075	11,831	11,760	11,940	11,816	12,090	11,927	11,754	11,493	11,389	11,203	11,471	11,360	11,497	11,525	11,104	10,625	10,788	11,051	11,118	11,107	11,124	11,241	11,173	10,917	11,192	10,855	10,892	10,500	10,617	11,095	11,391	11,112	11,338	11,276	11,713	12,036	12,202	12,476	12,484	12,469	12,479	12,587		12,595	12,470	12,380	12,333	12,230	12,374	12,536	12,615	12,572	12,410	12,454	12,477	12,549	12,332	12,230	12,117	11,879	12,116	11,937	11,727	11,709	11,712	11,674	11,725	11,465	11,431	11,272	11,102	11,086	10,889	10,878	10,730	10,564	10,517	10,606	10,651	10,599	10,577	10,592	10,535	10,606	10,553	10,654	10,757	10,710	10,726	10,713	10,751	10,659	10,606	10,615	10,534	10,447	10,451	10,371	10,334	10,304	10,541	10,611	10,609	10,597	10,511	10,329	10,321	10,251	10,127	10,055	9,945	9,995	10,032
Bloomberg U.S. Universal Index
Account Value [Line Items]
Accumulated Value			12,502	12,371	12,224	12,242	12,054	12,115	12,073	12,075	11,831	11,760	11,940	11,816	12,090	11,927	11,754	11,493	11,389	11,203	11,471	11,360	11,497	11,525	11,104	10,625	10,788	11,051	11,118	11,107	11,124	11,241	11,173	10,917	11,192	10,855	10,892	10,500	10,617	11,095	11,391	11,112	11,338	11,276	11,713	12,036	12,202	12,476	12,484	12,469	12,479	12,587		12,595	12,470	12,380	12,333	12,230	12,374	12,536	12,615	12,572	12,410	12,454	12,477	12,549	12,332	12,230	12,117	11,879	12,116	11,937	11,727	11,709	11,712	11,674	11,725	11,465	11,431	11,272	11,102	11,086	10,889	10,878	10,730	10,564	10,517	10,606	10,651	10,599	10,577	10,592	10,535	10,606	10,553	10,654	10,757	10,710	10,726	10,713	10,751	10,659	10,606	10,615	10,534	10,447	10,451	10,371	10,334	10,304	10,541	10,611	10,609	10,597	10,511	10,329	10,321	10,251	10,127	10,055	9,945	9,995	10,032
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267		12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267		12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267		12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267		12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267		12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267		12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267		12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267		12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267		12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267		12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002
Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																						Bloomberg U.S. Universal Index
Accumulated Value	10,011	10,000																																																			10,004																																																																							9,919	9,911	9,923	9,916	9,699	9,566	9,310	8,962	9,012	8,832		9,054	8,818	8,438	8,346	8,657	8,628	8,895	8,677	8,880	8,934	8,842	8,828	8,837	8,784	8,574	8,445	8,825	9,160	9,138	9,029	9,117	8,904	9,052	9,135	9,342	9,480	9,610	9,391	9,490	9,347	9,403	9,598	9,595	9,629	9,580	9,730	9,716	9,833	9,937
Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																						Bloomberg U.S. Universal Index
Accumulated Value	10,011	10,000																																																			10,004																																																																							9,919	9,911	9,923	9,916	9,699	9,566	9,310	8,962	9,012	8,832		9,054	8,818	8,438	8,346	8,657	8,628	8,895	8,677	8,880	8,934	8,842	8,828	8,837	8,784	8,574	8,445	8,825	9,160	9,138	9,029	9,117	8,904	9,052	9,135	9,342	9,480	9,610	9,391	9,490	9,347	9,403	9,598	9,595	9,629	9,580	9,730	9,716	9,833	9,937
Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																						Bloomberg U.S. Universal Index
Accumulated Value	10,011	10,000																																																			10,004																																																																							9,919	9,911	9,923	9,916	9,699	9,566	9,310	8,962	9,012	8,832		9,054	8,818	8,438	8,346	8,657	8,628	8,895	8,677	8,880	8,934	8,842	8,828	8,837	8,784	8,574	8,445	8,825	9,160	9,138	9,029	9,117	8,904	9,052	9,135	9,342	9,480	9,610	9,391	9,490	9,347	9,403	9,598	9,595	9,629	9,580	9,730	9,716	9,833	9,937
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																						Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Accumulated Value			18,182	18,034	17,812	17,732	17,412	17,124	17,127	17,304	17,189	16,957	17,030	16,836	16,928	16,658	16,391	16,078	15,928	15,755	15,904	15,718	15,672	15,673	15,110	14,455	14,627	14,804	14,761	14,559	14,320	14,453	14,309	14,159	14,342	13,816	13,902	13,608	13,263	13,811	14,136	13,349	14,313	14,280	14,805	14,976	15,131	15,555	15,269	15,421	15,449	15,449		15,369	15,312	15,110	15,066	14,904	14,881	14,827	14,778	14,504	13,952	13,883	14,028	13,894	13,276	13,150	12,600	12,054	13,614	13,809	13,805	13,534	13,490	13,453	13,404	13,351	13,276	12,980	13,136	12,952	12,831	12,622	12,076	12,340	12,447	12,650	12,579	12,487	12,353	12,303	12,307	12,227	12,301	12,407	12,333	12,296	12,327	12,275	12,166	12,171	12,037	12,021	11,917	11,781	11,808	11,639	11,472	11,264	11,318	11,274	11,200	10,970	10,681	10,584	10,519	10,123	9,692	9,637	9,794	10,047	10,274
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																						Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Accumulated Value			18,182	18,034	17,812	17,732	17,412	17,124	17,127	17,304	17,189	16,957	17,030	16,836	16,928	16,658	16,391	16,078	15,928	15,755	15,904	15,718	15,672	15,673	15,110	14,455	14,627	14,804	14,761	14,559	14,320	14,453	14,309	14,159	14,342	13,816	13,902	13,608	13,263	13,811	14,136	13,349	14,313	14,280	14,805	14,976	15,131	15,555	15,269	15,421	15,449	15,449		15,369	15,312	15,110	15,066	14,904	14,881	14,827	14,778	14,504	13,952	13,883	14,028	13,894	13,276	13,150	12,600	12,054	13,614	13,809	13,805	13,534	13,490	13,453	13,404	13,351	13,276	12,980	13,136	12,952	12,831	12,622	12,076	12,340	12,447	12,650	12,579	12,487	12,353	12,303	12,307	12,227	12,301	12,407	12,333	12,296	12,327	12,275	12,166	12,171	12,037	12,021	11,917	11,781	11,808	11,639	11,472	11,264	11,318	11,274	11,200	10,970	10,681	10,584	10,519	10,123	9,692	9,637	9,794	10,047	10,274
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																						Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Accumulated Value			18,182	18,034	17,812	17,732	17,412	17,124	17,127	17,304	17,189	16,957	17,030	16,836	16,928	16,658	16,391	16,078	15,928	15,755	15,904	15,718	15,672	15,673	15,110	14,455	14,627	14,804	14,761	14,559	14,320	14,453	14,309	14,159	14,342	13,816	13,902	13,608	13,263	13,811	14,136	13,349	14,313	14,280	14,805	14,976	15,131	15,555	15,269	15,421	15,449	15,449		15,369	15,312	15,110	15,066	14,904	14,881	14,827	14,778	14,504	13,952	13,883	14,028	13,894	13,276	13,150	12,600	12,054	13,614	13,809	13,805	13,534	13,490	13,453	13,404	13,351	13,276	12,980	13,136	12,952	12,831	12,622	12,076	12,340	12,447	12,650	12,579	12,487	12,353	12,303	12,307	12,227	12,301	12,407	12,333	12,296	12,327	12,275	12,166	12,171	12,037	12,021	11,917	11,781	11,808	11,639	11,472	11,264	11,318	11,274	11,200	10,970	10,681	10,584	10,519	10,123	9,692	9,637	9,794	10,047	10,274
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																						Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Accumulated Value			18,182	18,034	17,812	17,732	17,412	17,124	17,127	17,304	17,189	16,957	17,030	16,836	16,928	16,658	16,391	16,078	15,928	15,755	15,904	15,718	15,672	15,673	15,110	14,455	14,627	14,804	14,761	14,559	14,320	14,453	14,309	14,159	14,342	13,816	13,902	13,608	13,263	13,811	14,136	13,349	14,313	14,280	14,805	14,976	15,131	15,555	15,269	15,421	15,449	15,449		15,369	15,312	15,110	15,066	14,904	14,881	14,827	14,778	14,504	13,952	13,883	14,028	13,894	13,276	13,150	12,600	12,054	13,614	13,809	13,805	13,534	13,490	13,453	13,404	13,351	13,276	12,980	13,136	12,952	12,831	12,622	12,076	12,340	12,447	12,650	12,579	12,487	12,353	12,303	12,307	12,227	12,301	12,407	12,333	12,296	12,327	12,275	12,166	12,171	12,037	12,021	11,917	11,781	11,808	11,639	11,472	11,264	11,318	11,274	11,200	10,970	10,681	10,584	10,519	10,123	9,692	9,637	9,794	10,047	10,274
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																						Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Accumulated Value			18,182	18,034	17,812	17,732	17,412	17,124	17,127	17,304	17,189	16,957	17,030	16,836	16,928	16,658	16,391	16,078	15,928	15,755	15,904	15,718	15,672	15,673	15,110	14,455	14,627	14,804	14,761	14,559	14,320	14,453	14,309	14,159	14,342	13,816	13,902	13,608	13,263	13,811	14,136	13,349	14,313	14,280	14,805	14,976	15,131	15,555	15,269	15,421	15,449	15,449		15,369	15,312	15,110	15,066	14,904	14,881	14,827	14,778	14,504	13,952	13,883	14,028	13,894	13,276	13,150	12,600	12,054	13,614	13,809	13,805	13,534	13,490	13,453	13,404	13,351	13,276	12,980	13,136	12,952	12,831	12,622	12,076	12,340	12,447	12,650	12,579	12,487	12,353	12,303	12,307	12,227	12,301	12,407	12,333	12,296	12,327	12,275	12,166	12,171	12,037	12,021	11,917	11,781	11,808	11,639	11,472	11,264	11,318	11,274	11,200	10,970	10,681	10,584	10,519	10,123	9,692	9,637	9,794	10,047	10,274
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																						Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Accumulated Value			18,182	18,034	17,812	17,732	17,412	17,124	17,127	17,304	17,189	16,957	17,030	16,836	16,928	16,658	16,391	16,078	15,928	15,755	15,904	15,718	15,672	15,673	15,110	14,455	14,627	14,804	14,761	14,559	14,320	14,453	14,309	14,159	14,342	13,816	13,902	13,608	13,263	13,811	14,136	13,349	14,313	14,280	14,805	14,976	15,131	15,555	15,269	15,421	15,449	15,449		15,369	15,312	15,110	15,066	14,904	14,881	14,827	14,778	14,504	13,952	13,883	14,028	13,894	13,276	13,150	12,600	12,054	13,614	13,809	13,805	13,534	13,490	13,453	13,404	13,351	13,276	12,980	13,136	12,952	12,831	12,622	12,076	12,340	12,447	12,650	12,579	12,487	12,353	12,303	12,307	12,227	12,301	12,407	12,333	12,296	12,327	12,275	12,166	12,171	12,037	12,021	11,917	11,781	11,808	11,639	11,472	11,264	11,318	11,274	11,200	10,970	10,681	10,584	10,519	10,123	9,692	9,637	9,794	10,047	10,274
Customized Reference Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																						Customized Reference Benchmark
Accumulated Value			15,869	15,773	15,603	15,504	15,306	15,169	15,154	15,190	15,039	14,907	14,933	14,798	14,869	14,684	14,491	14,276	14,174	13,994	14,088	13,938	13,877	13,804	13,416	13,005	13,104	13,172	13,155	13,017	12,868	12,928	12,827	12,752	12,890	12,509	12,445	12,042	12,063	12,492	12,555	12,263	12,674	12,779	13,029	13,228	13,532	13,708	13,622	13,698	13,736	13,788		13,728	13,686	13,610	13,523	13,405	13,475	13,494	13,458	13,273	12,944	12,938	12,970	12,843	12,557	12,321	11,914	11,505	12,800	12,833	12,676	12,531	12,505	12,469	12,436	12,409	12,323	12,132	12,088	11,981	11,874	11,739	11,435	11,465	11,503	11,576	11,502	11,519	11,410	11,435	11,451	11,474	11,468	11,537	11,523	11,483	11,498	11,442	11,428	11,353	11,267	11,273	11,198	11,093	11,082	10,982	10,877	10,784	10,915	10,908	10,868	10,763	10,591	10,467	10,422	10,232	9,950	9,901	9,921	10,058	10,125
Customized Reference Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																						Customized Reference Benchmark
Accumulated Value			15,869	15,773	15,603	15,504	15,306	15,169	15,154	15,190	15,039	14,907	14,933	14,798	14,869	14,684	14,491	14,276	14,174	13,994	14,088	13,938	13,877	13,804	13,416	13,005	13,104	13,172	13,155	13,017	12,868	12,928	12,827	12,752	12,890	12,509	12,445	12,042	12,063	12,492	12,555	12,263	12,674	12,779	13,029	13,228	13,532	13,708	13,622	13,698	13,736	13,788		13,728	13,686	13,610	13,523	13,405	13,475	13,494	13,458	13,273	12,944	12,938	12,970	12,843	12,557	12,321	11,914	11,505	12,800	12,833	12,676	12,531	12,505	12,469	12,436	12,409	12,323	12,132	12,088	11,981	11,874	11,739	11,435	11,465	11,503	11,576	11,502	11,519	11,410	11,435	11,451	11,474	11,468	11,537	11,523	11,483	11,498	11,442	11,428	11,353	11,267	11,273	11,198	11,093	11,082	10,982	10,877	10,784	10,915	10,908	10,868	10,763	10,591	10,467	10,422	10,232	9,950	9,901	9,921	10,058	10,125
Customized Reference Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																						Customized Reference Benchmark
Accumulated Value			15,869	15,773	15,603	15,504	15,306	15,169	15,154	15,190	15,039	14,907	14,933	14,798	14,869	14,684	14,491	14,276	14,174	13,994	14,088	13,938	13,877	13,804	13,416	13,005	13,104	13,172	13,155	13,017	12,868	12,928	12,827	12,752	12,890	12,509	12,445	12,042	12,063	12,492	12,555	12,263	12,674	12,779	13,029	13,228	13,532	13,708	13,622	13,698	13,736	13,788		13,728	13,686	13,610	13,523	13,405	13,475	13,494	13,458	13,273	12,944	12,938	12,970	12,843	12,557	12,321	11,914	11,505	12,800	12,833	12,676	12,531	12,505	12,469	12,436	12,409	12,323	12,132	12,088	11,981	11,874	11,739	11,435	11,465	11,503	11,576	11,502	11,519	11,410	11,435	11,451	11,474	11,468	11,537	11,523	11,483	11,498	11,442	11,428	11,353	11,267	11,273	11,198	11,093	11,082	10,982	10,877	10,784	10,915	10,908	10,868	10,763	10,591	10,467	10,422	10,232	9,950	9,901	9,921	10,058	10,125
Customized Reference Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																						Customized Reference Benchmark
Accumulated Value			15,869	15,773	15,603	15,504	15,306	15,169	15,154	15,190	15,039	14,907	14,933	14,798	14,869	14,684	14,491	14,276	14,174	13,994	14,088	13,938	13,877	13,804	13,416	13,005	13,104	13,172	13,155	13,017	12,868	12,928	12,827	12,752	12,890	12,509	12,445	12,042	12,063	12,492	12,555	12,263	12,674	12,779	13,029	13,228	13,532	13,708	13,622	13,698	13,736	13,788		13,728	13,686	13,610	13,523	13,405	13,475	13,494	13,458	13,273	12,944	12,938	12,970	12,843	12,557	12,321	11,914	11,505	12,800	12,833	12,676	12,531	12,505	12,469	12,436	12,409	12,323	12,132	12,088	11,981	11,874	11,739	11,435	11,465	11,503	11,576	11,502	11,519	11,410	11,435	11,451	11,474	11,468	11,537	11,523	11,483	11,498	11,442	11,428	11,353	11,267	11,273	11,198	11,093	11,082	10,982	10,877	10,784	10,915	10,908	10,868	10,763	10,591	10,467	10,422	10,232	9,950	9,901	9,921	10,058	10,125
ICE BofA 1-3 Year U.S. Corporate & Government Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																						ICE BofA 1-3 Year U.S. Corporate & Government Index
Accumulated Value			12,133	12,092	11,988	11,988	11,913	11,925	11,839	11,786	11,705	11,652	11,625	11,587	11,650	11,554	11,450	11,317	11,255	11,174	11,207	11,164	11,203	11,156	11,026	10,902	10,869	10,871	10,831	10,784	10,826	10,859	10,821	10,670	10,745	10,663	10,638	10,554	10,568	10,696	10,775	10,721	10,796	10,734	10,789	10,946	11,003	11,079	11,098	11,106	11,140	11,149		11,149	11,130	11,145	11,133	11,124	11,124	11,130	11,127	11,116	11,103	11,101	11,099	11,094	11,071	11,046	11,008	10,938	10,911	10,826	10,766	10,740	10,739	10,702	10,707	10,623	10,627	10,567	10,497	10,472	10,403	10,385	10,346	10,267	10,238	10,226	10,232	10,197	10,190	10,189	10,151	10,161	10,145	10,154	10,180	10,176	10,196	10,198	10,210	10,190	10,163	10,167	10,150	10,133	10,128	10,111	10,093	10,086	10,128	10,132	10,121	10,132	10,129	10,070	10,076	10,063	10,028	10,017	9,965	9,978	9,998
ICE BofA 1-3 Year U.S. Corporate & Government Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																						ICE BofA 1-3 Year U.S. Corporate & Government Index
Accumulated Value			12,133	12,092	11,988	11,988	11,913	11,925	11,839	11,786	11,705	11,652	11,625	11,587	11,650	11,554	11,450	11,317	11,255	11,174	11,207	11,164	11,203	11,156	11,026	10,902	10,869	10,871	10,831	10,784	10,826	10,859	10,821	10,670	10,745	10,663	10,638	10,554	10,568	10,696	10,775	10,721	10,796	10,734	10,789	10,946	11,003	11,079	11,098	11,106	11,140	11,149		11,149	11,130	11,145	11,133	11,124	11,124	11,130	11,127	11,116	11,103	11,101	11,099	11,094	11,071	11,046	11,008	10,938	10,911	10,826	10,766	10,740	10,739	10,702	10,707	10,623	10,627	10,567	10,497	10,472	10,403	10,385	10,346	10,267	10,238	10,226	10,232	10,197	10,190	10,189	10,151	10,161	10,145	10,154	10,180	10,176	10,196	10,198	10,210	10,190	10,163	10,167	10,150	10,133	10,128	10,111	10,093	10,086	10,128	10,132	10,121	10,132	10,129	10,070	10,076	10,063	10,028	10,017	9,965	9,978	9,998
ICE BofA 1-3 Year U.S. Corporate & Government Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																						ICE BofA 1-3 Year U.S. Corporate & Government Index
Accumulated Value			12,133	12,092	11,988	11,988	11,913	11,925	11,839	11,786	11,705	11,652	11,625	11,587	11,650	11,554	11,450	11,317	11,255	11,174	11,207	11,164	11,203	11,156	11,026	10,902	10,869	10,871	10,831	10,784	10,826	10,859	10,821	10,670	10,745	10,663	10,638	10,554	10,568	10,696	10,775	10,721	10,796	10,734	10,789	10,946	11,003	11,079	11,098	11,106	11,140	11,149		11,149	11,130	11,145	11,133	11,124	11,124	11,130	11,127	11,116	11,103	11,101	11,099	11,094	11,071	11,046	11,008	10,938	10,911	10,826	10,766	10,740	10,739	10,702	10,707	10,623	10,627	10,567	10,497	10,472	10,403	10,385	10,346	10,267	10,238	10,226	10,232	10,197	10,190	10,189	10,151	10,161	10,145	10,154	10,180	10,176	10,196	10,198	10,210	10,190	10,163	10,167	10,150	10,133	10,128	10,111	10,093	10,086	10,128	10,132	10,121	10,132	10,129	10,070	10,076	10,063	10,028	10,017	9,965	9,978	9,998
ICE BofA 1-3 Year U.S. Corporate & Government Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																						ICE BofA 1-3 Year U.S. Corporate & Government Index
Accumulated Value			12,133	12,092	11,988	11,988	11,913	11,925	11,839	11,786	11,705	11,652	11,625	11,587	11,650	11,554	11,450	11,317	11,255	11,174	11,207	11,164	11,203	11,156	11,026	10,902	10,869	10,871	10,831	10,784	10,826	10,859	10,821	10,670	10,745	10,663	10,638	10,554	10,568	10,696	10,775	10,721	10,796	10,734	10,789	10,946	11,003	11,079	11,098	11,106	11,140	11,149		11,149	11,130	11,145	11,133	11,124	11,124	11,130	11,127	11,116	11,103	11,101	11,099	11,094	11,071	11,046	11,008	10,938	10,911	10,826	10,766	10,740	10,739	10,702	10,707	10,623	10,627	10,567	10,497	10,472	10,403	10,385	10,346	10,267	10,238	10,226	10,232	10,197	10,190	10,189	10,151	10,161	10,145	10,154	10,180	10,176	10,196	10,198	10,210	10,190	10,163	10,167	10,150	10,133	10,128	10,111	10,093	10,086	10,128	10,132	10,121	10,132	10,129	10,070	10,076	10,063	10,028	10,017	9,965	9,978	9,998
ICE BofA 1-3 Year U.S. Corporate & Government Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																						ICE BofA 1-3 Year U.S. Corporate & Government Index
Accumulated Value			12,133	12,092	11,988	11,988	11,913	11,925	11,839	11,786	11,705	11,652	11,625	11,587	11,650	11,554	11,450	11,317	11,255	11,174	11,207	11,164	11,203	11,156	11,026	10,902	10,869	10,871	10,831	10,784	10,826	10,859	10,821	10,670	10,745	10,663	10,638	10,554	10,568	10,696	10,775	10,721	10,796	10,734	10,789	10,946	11,003	11,079	11,098	11,106	11,140	11,149		11,149	11,130	11,145	11,133	11,124	11,124	11,130	11,127	11,116	11,103	11,101	11,099	11,094	11,071	11,046	11,008	10,938	10,911	10,826	10,766	10,740	10,739	10,702	10,707	10,623	10,627	10,567	10,497	10,472	10,403	10,385	10,346	10,267	10,238	10,226	10,232	10,197	10,190	10,189	10,151	10,161	10,145	10,154	10,180	10,176	10,196	10,198	10,210	10,190	10,163	10,167	10,150	10,133	10,128	10,111	10,093	10,086	10,128	10,132	10,121	10,132	10,129	10,070	10,076	10,063	10,028	10,017	9,965	9,978	9,998
ICE BofA 1-3 Year U.S. Corporate & Government Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																						ICE BofA 1-3 Year U.S. Corporate & Government Index
Accumulated Value			12,133	12,092	11,988	11,988	11,913	11,925	11,839	11,786	11,705	11,652	11,625	11,587	11,650	11,554	11,450	11,317	11,255	11,174	11,207	11,164	11,203	11,156	11,026	10,902	10,869	10,871	10,831	10,784	10,826	10,859	10,821	10,670	10,745	10,663	10,638	10,554	10,568	10,696	10,775	10,721	10,796	10,734	10,789	10,946	11,003	11,079	11,098	11,106	11,140	11,149		11,149	11,130	11,145	11,133	11,124	11,124	11,130	11,127	11,116	11,103	11,101	11,099	11,094	11,071	11,046	11,008	10,938	10,911	10,826	10,766	10,740	10,739	10,702	10,707	10,623	10,627	10,567	10,497	10,472	10,403	10,385	10,346	10,267	10,238	10,226	10,232	10,197	10,190	10,189	10,151	10,161	10,145	10,154	10,180	10,176	10,196	10,198	10,210	10,190	10,163	10,167	10,150	10,133	10,128	10,111	10,093	10,086	10,128	10,132	10,121	10,132	10,129	10,070	10,076	10,063	10,028	10,017	9,965	9,978	9,998
Bloomberg U.S. MBS Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																						Bloomberg U.S. MBS Index
Accumulated Value			11,501	11,363	11,183	11,228	11,032	11,134	11,102	11,104	10,828	10,772	10,953	10,809	11,124	10,993	10,819	10,541	10,419	10,215	10,534	10,423	10,596	10,645	10,205	9,699	9,904	10,230	10,315	10,323	10,367	10,443	10,389	10,191	10,467	10,133	10,178	9,780	9,921	10,449	10,819	10,482	10,652	10,536	10,919	11,211	11,320	11,491	11,501	11,512	11,534	11,575		11,594	11,522	11,527	11,547	11,484	11,543	11,621	11,612	11,587	11,579	11,583	11,596	11,591	11,570	11,581	11,567	11,494	11,374	11,257	11,179	11,148	11,139	11,100	11,092	10,994	10,950	10,871	10,733	10,739	10,585	10,595	10,511	10,324	10,232	10,297	10,360	10,298	10,309	10,304	10,232	10,284	10,219	10,286	10,408	10,374	10,389	10,393	10,416	10,340	10,294	10,335	10,272	10,205	10,202	10,153	10,157	10,157	10,334	10,361	10,333	10,321	10,300	10,217	10,204	10,187	10,157	10,119	9,990	9,993	10,007
Bloomberg GNMA Total Return Index Value Unhedged USD
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																						Bloomberg GNMA Total Return Index Value Unhedged USD
Accumulated Value			11,440	11,326	11,151	11,194	11,005	11,091	11,082	11,073	10,812	10,751	10,913	10,776	11,065	10,959	10,797	10,542	10,435	10,253	10,537	10,426	10,598	10,649	10,221	9,735	9,925	10,241	10,316	10,313	10,344	10,425	10,366	10,175	10,436	10,104	10,181	9,813	9,896	10,431	10,766	10,430	10,621	10,501	10,852	11,120	11,184	11,322	11,332	11,337	11,374	11,398		11,408	11,374	11,378	11,416	11,376	11,403	11,468	11,488	11,468	11,447	11,447	11,448	11,454	11,483	11,498	11,486	11,416	11,235	11,134	11,080	11,065	11,068	11,021	11,020	10,932	10,898	10,810	10,676	10,686	10,547	10,553	10,468	10,279	10,191	10,268	10,328	10,274	10,273	10,265	10,188	10,230	10,164	10,248	10,362	10,338	10,354	10,359	10,370	10,309	10,263	10,314	10,251	10,201	10,205	10,161	10,172	10,174	10,335	10,349	10,322	10,306	10,283	10,216	10,203	10,192	10,165	10,132	10,016	10,010	10,018
Bloomberg U.S. MBS Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																						Bloomberg U.S. MBS Index
Accumulated Value			11,501	11,363	11,183	11,228	11,032	11,134	11,102	11,104	10,828	10,772	10,953	10,809	11,124	10,993	10,819	10,541	10,419	10,215	10,534	10,423	10,596	10,645	10,205	9,699	9,904	10,230	10,315	10,323	10,367	10,443	10,389	10,191	10,467	10,133	10,178	9,780	9,921	10,449	10,819	10,482	10,652	10,536	10,919	11,211	11,320	11,491	11,501	11,512	11,534	11,575		11,594	11,522	11,527	11,547	11,484	11,543	11,621	11,612	11,587	11,579	11,583	11,596	11,591	11,570	11,581	11,567	11,494	11,374	11,257	11,179	11,148	11,139	11,100	11,092	10,994	10,950	10,871	10,733	10,739	10,585	10,595	10,511	10,324	10,232	10,297	10,360	10,298	10,309	10,304	10,232	10,284	10,219	10,286	10,408	10,374	10,389	10,393	10,416	10,340	10,294	10,335	10,272	10,205	10,202	10,153	10,157	10,157	10,334	10,361	10,333	10,321	10,300	10,217	10,204	10,187	10,157	10,119	9,990	9,993	10,007
Bloomberg GNMA Total Return Index Value Unhedged USD
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																						Bloomberg GNMA Total Return Index Value Unhedged USD
Accumulated Value			11,440	11,326	11,151	11,194	11,005	11,091	11,082	11,073	10,812	10,751	10,913	10,776	11,065	10,959	10,797	10,542	10,435	10,253	10,537	10,426	10,598	10,649	10,221	9,735	9,925	10,241	10,316	10,313	10,344	10,425	10,366	10,175	10,436	10,104	10,181	9,813	9,896	10,431	10,766	10,430	10,621	10,501	10,852	11,120	11,184	11,322	11,332	11,337	11,374	11,398		11,408	11,374	11,378	11,416	11,376	11,403	11,468	11,488	11,468	11,447	11,447	11,448	11,454	11,483	11,498	11,486	11,416	11,235	11,134	11,080	11,065	11,068	11,021	11,020	10,932	10,898	10,810	10,676	10,686	10,547	10,553	10,468	10,279	10,191	10,268	10,328	10,274	10,273	10,265	10,188	10,230	10,164	10,248	10,362	10,338	10,354	10,359	10,370	10,309	10,263	10,314	10,251	10,201	10,205	10,161	10,172	10,174	10,335	10,349	10,322	10,306	10,283	10,216	10,203	10,192	10,165	10,132	10,016	10,010	10,018
Bloomberg U.S. MBS Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																						Bloomberg U.S. MBS Index
Accumulated Value			11,501	11,363	11,183	11,228	11,032	11,134	11,102	11,104	10,828	10,772	10,953	10,809	11,124	10,993	10,819	10,541	10,419	10,215	10,534	10,423	10,596	10,645	10,205	9,699	9,904	10,230	10,315	10,323	10,367	10,443	10,389	10,191	10,467	10,133	10,178	9,780	9,921	10,449	10,819	10,482	10,652	10,536	10,919	11,211	11,320	11,491	11,501	11,512	11,534	11,575		11,594	11,522	11,527	11,547	11,484	11,543	11,621	11,612	11,587	11,579	11,583	11,596	11,591	11,570	11,581	11,567	11,494	11,374	11,257	11,179	11,148	11,139	11,100	11,092	10,994	10,950	10,871	10,733	10,739	10,585	10,595	10,511	10,324	10,232	10,297	10,360	10,298	10,309	10,304	10,232	10,284	10,219	10,286	10,408	10,374	10,389	10,393	10,416	10,340	10,294	10,335	10,272	10,205	10,202	10,153	10,157	10,157	10,334	10,361	10,333	10,321	10,300	10,217	10,204	10,187	10,157	10,119	9,990	9,993	10,007
Bloomberg GNMA Total Return Index Value Unhedged USD
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																						Bloomberg GNMA Total Return Index Value Unhedged USD
Accumulated Value			11,440	11,326	11,151	11,194	11,005	11,091	11,082	11,073	10,812	10,751	10,913	10,776	11,065	10,959	10,797	10,542	10,435	10,253	10,537	10,426	10,598	10,649	10,221	9,735	9,925	10,241	10,316	10,313	10,344	10,425	10,366	10,175	10,436	10,104	10,181	9,813	9,896	10,431	10,766	10,430	10,621	10,501	10,852	11,120	11,184	11,322	11,332	11,337	11,374	11,398		11,408	11,374	11,378	11,416	11,376	11,403	11,468	11,488	11,468	11,447	11,447	11,448	11,454	11,483	11,498	11,486	11,416	11,235	11,134	11,080	11,065	11,068	11,021	11,020	10,932	10,898	10,810	10,676	10,686	10,547	10,553	10,468	10,279	10,191	10,268	10,328	10,274	10,273	10,265	10,188	10,230	10,164	10,248	10,362	10,338	10,354	10,359	10,370	10,309	10,263	10,314	10,251	10,201	10,205	10,161	10,172	10,174	10,335	10,349	10,322	10,306	10,283	10,216	10,203	10,192	10,165	10,132	10,016	10,010	10,018
Bloomberg U.S. MBS Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																						Bloomberg U.S. MBS Index
Accumulated Value			11,501	11,363	11,183	11,228	11,032	11,134	11,102	11,104	10,828	10,772	10,953	10,809	11,124	10,993	10,819	10,541	10,419	10,215	10,534	10,423	10,596	10,645	10,205	9,699	9,904	10,230	10,315	10,323	10,367	10,443	10,389	10,191	10,467	10,133	10,178	9,780	9,921	10,449	10,819	10,482	10,652	10,536	10,919	11,211	11,320	11,491	11,501	11,512	11,534	11,575		11,594	11,522	11,527	11,547	11,484	11,543	11,621	11,612	11,587	11,579	11,583	11,596	11,591	11,570	11,581	11,567	11,494	11,374	11,257	11,179	11,148	11,139	11,100	11,092	10,994	10,950	10,871	10,733	10,739	10,585	10,595	10,511	10,324	10,232	10,297	10,360	10,298	10,309	10,304	10,232	10,284	10,219	10,286	10,408	10,374	10,389	10,393	10,416	10,340	10,294	10,335	10,272	10,205	10,202	10,153	10,157	10,157	10,334	10,361	10,333	10,321	10,300	10,217	10,204	10,187	10,157	10,119	9,990	9,993	10,007
Bloomberg GNMA Total Return Index Value Unhedged USD
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																						Bloomberg GNMA Total Return Index Value Unhedged USD
Accumulated Value			$ 11,440	$ 11,326	$ 11,151	$ 11,194	$ 11,005	$ 11,091	$ 11,082	$ 11,073	$ 10,812	$ 10,751	$ 10,913	$ 10,776	$ 11,065	$ 10,959	$ 10,797	$ 10,542	$ 10,435	$ 10,253	$ 10,537	$ 10,426	$ 10,598	$ 10,649	$ 10,221	$ 9,735	$ 9,925	$ 10,241	$ 10,316	$ 10,313	$ 10,344	$ 10,425	$ 10,366	$ 10,175	$ 10,436	$ 10,104	$ 10,181	$ 9,813	$ 9,896	$ 10,431	$ 10,766	$ 10,430	$ 10,621	$ 10,501	$ 10,852	$ 11,120	$ 11,184	$ 11,322	$ 11,332	$ 11,337	$ 11,374	$ 11,398		$ 11,408	$ 11,374	$ 11,378	$ 11,416	$ 11,376	$ 11,403	$ 11,468	$ 11,488	$ 11,468	$ 11,447	$ 11,447	$ 11,448	$ 11,454	$ 11,483	$ 11,498	$ 11,486	$ 11,416	$ 11,235	$ 11,134	$ 11,080	$ 11,065	$ 11,068	$ 11,021	$ 11,020	$ 10,932	$ 10,898	$ 10,810	$ 10,676	$ 10,686	$ 10,547	$ 10,553	$ 10,468	$ 10,279	$ 10,191	$ 10,268	$ 10,328	$ 10,274	$ 10,273	$ 10,265	$ 10,188	$ 10,230	$ 10,164	$ 10,248	$ 10,362	$ 10,338	$ 10,354	$ 10,359	$ 10,370	$ 10,309	$ 10,263	$ 10,314	$ 10,251	$ 10,201	$ 10,205	$ 10,161	$ 10,172	$ 10,174	$ 10,335	$ 10,349	$ 10,322	$ 10,306	$ 10,283	$ 10,216	$ 10,203	$ 10,192	$ 10,165	$ 10,132	$ 10,016	$ 10,010	$ 10,018
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																						Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Accumulated Value	10,013	10,000																																																			10,065																																																																							10,064	10,046	9,947	10,134	9,857	9,756	9,645	9,303	9,324	8,696		9,209	8,997	8,640	8,865	9,056	9,001	9,343	9,224	9,322	9,415	9,329	9,485	9,616	9,644	9,529	9,417	9,844	10,210	10,210	10,240	10,361	10,264	10,376	10,474	10,678	10,852	11,028	10,968	11,094	11,047	11,198	11,273	11,158	11,156	11,343	11,552	11,604	11,749	11,845
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																						Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Accumulated Value	10,013	10,000																																																			10,065																																																																							10,064	10,046	9,947	10,134	9,857	9,756	9,645	9,303	9,324	8,696		9,209	8,997	8,640	8,865	9,056	9,001	9,343	9,224	9,322	9,415	9,329	9,485	9,616	9,644	9,529	9,417	9,844	10,210	10,210	10,240	10,361	10,264	10,376	10,474	10,678	10,852	11,028	10,968	11,094	11,047	11,198	11,273	11,158	11,156	11,343	11,552	11,604	11,749	11,845
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																						Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Accumulated Value	$ 10,013	$ 10,000																																																			$ 10,065																																																																							$ 10,064	$ 10,046	$ 9,947	$ 10,134	$ 9,857	$ 9,756	$ 9,645	$ 9,303	$ 9,324	$ 8,696		$ 9,209	$ 8,997	$ 8,640	$ 8,865	$ 9,056	$ 9,001	$ 9,343	$ 9,224	$ 9,322	$ 9,415	$ 9,329	$ 9,485	$ 9,616	$ 9,644	$ 9,529	$ 9,417	$ 9,844	$ 10,210	$ 10,210	$ 10,240	$ 10,361	$ 10,264	$ 10,376	$ 10,474	$ 10,678	$ 10,852	$ 11,028	$ 10,968	$ 11,094	$ 11,047	$ 11,198	$ 11,273	$ 11,158	$ 11,156	$ 11,343	$ 11,552	$ 11,604	$ 11,749	$ 11,845